Current and Deferred Income Tax (ISR): (Tables)	12 Months Ended
Dec. 31, 2025
Current and Deferred Income Tax (ISR):
Schedule of IT provision - Mexico

	December 31,
	2023		2024		2025
Mexico:
Current IT	Ps.	3,477,638	Ps.	4,954,716	Ps.	3,577,190
Deferred IT		11,131		812,364		(51,318)
IT provision Mexico	Ps.	3,488,769	Ps.	5,767,080	Ps.	3,525,872
Aerostar:
Current Income Tax	Ps.	2,617	Ps.	—	Ps.	—
Deferred Income Tax		34,441		(87,398)		61,412
IT provision Aerostar	Ps.	37,058	Ps.	(87,398)	Ps.	61,412
Airplan:
Current IT	Ps.	405,098	Ps.	737,198	Ps.	845,201
Deferred IT		13,218		(74,425)		(398,240)
IT provision Airplan	Ps.	418,316	Ps.	662,773	Ps.	446,961
Total IT provision	Ps.	3,944,143	Ps.	6,342,455	Ps.	4,034,245

Schedule of reconciliation between statutory and effective income tax rates

	December 31,
	2023		2024		2025
Consolidated income before provision for IT	Ps.	14,620,087	Ps.	20,372,893	Ps.	14,958,942
Plus (less):
Net income before taxes of Airplan and Aerostar		(2,422,843)		(2,973,374)		(2,191,341)
Net income before taxes of subsidiaries in Mexico not subject to IT		(151,574)		(208,292)		8,593
Income before provisions for income taxes		12,045,670		17,191,226		12,776,194
Statutory IT rate		30%		30%		30%
IT that would result from applying the IT rate to book profit before income taxes		3,613,701		5,157,368		3,832,858
Non-deductible items and other permanent differences		229,972		311,916		183,129
Annual adjustment for tax inflation		(100,820)		(134,548)		(20,506)
Accounting disconnect inflation		(254,084)		(278,647)		(244,553)
Income Tax (ISR) on Undistributed Earnings from Investments in Airplan, ASUR US Commercial (ASUR US), and Aerostar, arising from Dividend decrees recognized at Cancún Airport		—		710,991		(225,056)
Effect by difference in rate of IT Aerostar		37,058		(87,398)		61,412
Effect by difference in rate of IT Airplan		418,316		662,773		446,961
IT provision	Ps.	3,944,143	Ps.	6,342,455	Ps.	4,034,245
Effective IT rate		33%		37%		32%

Schedule of principal temporary differences with respect to deferred tax

	Year ended
	December 31,
	2024		2025
Deferred income tax asset:
Temporary liabilities	Ps.	65,643	Ps.	71,108
Bank loans' fair value		36,597		31,694
Tax loss carry forwards		126,688		87,321
Allowance for doubtful accounts		68,007		68,324
		296,935		258,447
Deferred income tax payable:
Fixed assets and concession (*)		(3,045,654)		(2,682,600)
Temporary assets		(393,103)		(368,102)
Investment in foreign subsidiaries (Retained profits of Aerostar, Airplan and ASUR US - from 2025)		(710,991)		(485,935)
		(4,149,748)		(3,536,637)
Deferred income tax liability - Net	Ps.	(3,852,813)	Ps.	(3,278,190)

(*)Includes Ps. 1,234,730 and Ps.1,102,163 from Aerostar from the periods 2024 and 2025, respectively, Likewise, the effects related to Airplan result in an asset of Ps.388,421 and a liability of Ps.22,242, respectively, for the same fiscal years.

Schedule of net movements of the deferred tax asset and liability

	Impairment
	provision				Foreign				Tax Loss
	of loan		Concession		Currency		Investment in		carry
	portfolio		Assets		Conversion		Subsidiaries		forwards		Others		Total
Balances as of January 1, 2024	Ps.	(68,653)	Ps.	2,975,531	Ps.	(264,257)	Ps.	—	Ps.	—	Ps.	255,237	Ps.	2,897,858
Conversion revaluation effect
Airplan and Aerostar		—		—		294,222		—		—		10,192		304,414
Consolidated income statement:
Airplan		1,409		(69,852)		1,594		—		—		(7,576)		(74,425)
Aerostar		—		41,285		(2,021)		—		(126,662)		—		(87,398)
México		(763)		69,152		—		710,991		(26)		33,010		812,364
		646		40,585		(427)		710,991		(126,688)		25,434		650,541
Balances as of December 31, 2024	Ps.	(68,007)	Ps.	3,016,116	Ps.	29,538	Ps.	710,991	Ps.	(126,688)	Ps.	290,863	Ps.	3,852,813
Conversion revaluation effect
Airplan and Aerostar		—		—		(192,184)		—		12,704		(6,997)		(186,477)
Consolidated income statement:
Airplan		—		(395,172)		4,956		—		—		(8,024)		(398,240)
Aerostar		—		35,701		519		—		26,663		(1,471)		61,412
Mexico(1)		(317)		183,126		—		(225,056)		—		(9,071)		(51,318)
		(317)		(176,345)		5,475		(225,056)		26,663		(18,566)		(388,146)
Balances as of December 31, 2025	Ps.	(68,324)	Ps.	2,839,771	Ps.	(157,171)	Ps.	485,935	Ps.	(87,321)	Ps.	265,300	Ps.	3,278,190
(1)	For fiscal year 2024, the Company recognized deferred income tax on non-taxable profits from investments in subsidiaries Aerostar and Airplan in the amount of Ps.710,991. For fiscal year 2025, the Company recognized a net deferred income tax benefit on non-taxable profits from investments in subsidiaries Aerostar, Airplan, and ASUR US in the amount of Ps.225,056.

Schedule of recognize a deferred income tax for its foreign subsidiaries

	As of December 31,
	2024		2025
Undistributed profits	Ps.	2,369,969	Ps.	1,619,783
Tax rate		30%		30%
Deferred IT liabilities unrecognized with the previous temporary differences	Ps.	710,991	Ps.	485,935

Schedule of Aerostar tax loss carry forwards

	USD
	thousand	Year of
Year of loss	Amount	expiration
2016	13,873	2026
2017	11,124	2027
2018	5,300	2028
2020	12,424	2030
Total	42,721